UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05970

Cash Account Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  4/30

Date of reporting period: 7/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2010 (Unaudited)

Cash Account Trust-Money Market Portfolio

	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 15.8%
Banco Santander SA, 0.9%, 10/26/2010	20,000,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.46%, 10/13/2010	40,000,000	40,000,000
BNP Paribas, 0.63%, 1/27/2011	15,000,000	15,000,000
Credit Agricole SA, 0.35%, 8/2/2010	14,500,000	14,500,000
Dexia Credit Local, 0.43%, 8/5/2010	20,007,000	20,007,000
DnB NOR Bank ASA:
0.46%, 8/24/2010	15,000,000	15,000,000
0.5%, 9/27/2010	8,000,000	7,999,999
European Investment Bank, 4.625%, 9/15/2010	8,450,000	8,494,728
KBC Bank NV:
0.47%, 8/23/2010	18,000,000	18,000,110
0.66%, 8/17/2010	18,500,000	18,500,000
Mizuho Corporate Bank Ltd., 0.5%, 10/4/2010	25,500,000	25,500,000
Natixis:
0.43%, 8/17/2010	12,000,000	12,000,000
0.53%, 8/2/2010	24,000,000	24,000,000
Nordea Bank Finland PLC:
0.45%, 8/24/2010	10,250,000	10,250,000
0.48%, 10/22/2010	22,000,000	22,000,250
0.6%, 2/8/2011	8,500,000	8,503,145
Rabobank Nederland NV:
0.46%, 11/1/2010	10,000,000	10,000,128
0.51%, 12/23/2010	12,000,000	12,000,239
Skandinaviska Enskilda Banken AB, 0.4%, 9/7/2010	24,000,000	24,000,000
Sumitomo Mitsui Banking Corp., 0.38%, 8/3/2010	11,500,000	11,500,000
Svenska Handelsbanken AB, 0.46%, 8/24/2010	25,000,000	25,000,000
UBS AG, 0.56%, 10/1/2010	12,000,000	12,000,000

Total Certificates of Deposit and Bank Notes (Cost $374,255,599)		374,255,599
Commercial Paper 36.8%
Issued at Discount **
Abbey National North America LLC, 0.9%, 1/19/2011	22,000,000	21,905,950
Amstel Funding Corp.:
0.49%, 9/27/2010	12,000,000	11,990,690
0.55%, 8/11/2010	10,000,000	9,998,472
0.57%, 8/23/2010	15,000,000	14,994,775
Antalis US Funding Corp., 144A, 0.35%, 8/13/2010	8,000,000	7,999,067
Argento Variable Funding:
144A, 0.39%, 8/24/2010	12,000,000	11,997,010
144A, 0.49%, 8/2/2010	15,000,000	14,999,796
144A, 0.52%, 8/3/2010	15,000,000	14,999,567
BNZ International Funding Ltd., 144A, 0.52%, 1/21/2011	20,000,000	19,950,022
BPCE SA, 0.61%, 11/22/2010	19,000,000	18,963,620
Cancara Asset Securitisation LLC:
144A, 0.5%, 10/18/2010	14,500,000	14,484,292
144A, 0.56%, 9/7/2010	18,000,000	17,989,640
Coca-Cola Co.:
0.25%, 8/16/2010	11,200,000	11,198,833
0.45%, 12/17/2010	10,000,000	9,982,750
Consolidated Edison Co. of New York, Inc., 0.35%, 8/2/2010	2,197,000	2,196,979

Danske Corp.:
144A, 0.475%, 9/30/2010	12,000,000	11,990,500
144A, 0.585%, 9/30/2010	29,000,000	28,971,725
144A, 0.6%, 10/25/2010	18,000,000	17,974,500
General Electric Capital Corp.:
0.48%, 9/8/2010	25,000,000	24,987,333
0.52%, 10/14/2010	24,000,000	23,974,347
Grampian Funding LLC:
144A, 0.49%, 8/2/2010	20,000,000	19,999,728
144A, 0.53%, 10/14/2010	2,500,000	2,497,276
Hannover Funding Co., LLC:
0.52%, 8/3/2010	12,000,000	11,999,653
0.55%, 9/20/2010	11,500,000	11,491,215
KBC Financial Products International Ltd.:
144A, 0.58%, 9/21/2010	12,000,000	11,990,140
144A, 0.6%, 9/7/2010	12,000,000	11,992,600
LMA Americas LLC:
144A, 0.34%, 8/18/2010	18,500,000	18,497,030
144A, 0.35%, 8/23/2010	27,000,000	26,994,225
Nestle Finance International Ltd.:
0.27%, 8/25/2010	12,000,000	11,997,840
0.32%, 10/12/2010	12,000,000	11,992,320
Nieuw Amsterdam Receivables Corp.:
144A, 0.36%, 8/11/2010	20,000,000	19,998,000
144A, 0.45%, 8/2/2010	37,000,000	36,999,537
Nissan Motor Acceptance Corp., 0.4%, 8/5/2010	10,000,000	9,999,556
NRW.Bank:
0.4%, 9/14/2010	12,000,000	11,994,133
0.42%, 10/6/2010	12,500,000	12,490,375
0.5%, 10/15/2010	30,000,000	29,968,750
0.53%, 10/4/2010	12,000,000	11,988,693
Pacific Gas & Electric Co., 144A, 0.39%, 8/10/2010	5,000,000	4,999,512
Rabobank USA Financial Corp., 0.43%, 12/13/2010	7,000,000	6,988,796
Romulus Funding Corp.:
144A, 0.5%, 8/2/2010	12,000,000	11,999,833
144A, 0.56%, 9/14/2010	20,000,000	19,986,311
Scaldis Capital LLC:
0.33%, 8/16/2010	25,000,000	24,996,562
0.49%, 8/5/2010	7,500,000	7,499,592
Sheffield Receivables Corp., 144A, 0.42%, 8/3/2010	10,000,000	9,999,767
Shell International Finance BV, 0.5%, 2/4/2011	8,000,000	7,979,222
Skandinaviska Enskilda Banken AB, 0.46%, 9/10/2010	17,500,000	17,491,056
Standard Chartered Bank:
0.6%, 10/1/2010	24,200,000	24,175,397
0.62%, 9/10/2010	7,000,000	6,995,178
Starbird Funding Corp., 144A, 0.58%, 9/23/2010	25,000,000	24,978,653
Straight-A Funding LLC:
144A, 0.34%, 9/21/2010	13,200,000	13,193,642
144A, 0.35%, 8/24/2010	11,000,000	10,997,540
144A, 0.43%, 9/1/2010	12,500,000	12,495,372
Swiss Re Treasury US Corp., 0.4%, 8/9/2010	8,000,000	7,999,289
Tasman Funding, Inc., 144A, 0.42%, 9/10/2010	24,000,000	23,988,800
Total Capital Canada Ltd., 144A, 0.44%, 9/3/2010	18,500,000	18,492,538
Victory Receivables Corp., 144A, 0.37%, 8/2/2010	15,000,000	14,999,846
Wal-Mart Stores, Inc., 0.2%, 8/5/2010	20,000,000	19,999,556

Total Commercial Paper (Cost $874,697,401)		874,697,401
Short Term Notes * 18.8%
ASB Finance Ltd.:
144A, 0.476%, 12/8/2010	12,000,000	12,000,824
144A, 0.477%, 12/3/2010	20,000,000	20,000,556
Bank of Nova Scotia, 0.34%, 11/23/2010	20,000,000	20,000,000
Barclays Bank PLC:
0.502%, 10/22/2010	23,500,000	23,500,000
0.72%, 4/21/2011	22,000,000	22,000,000
BNP Paribas, 0.747%, 4/26/2011	18,000,000	18,000,000
Canadian Imperial Bank of Commerce:
0.27%, 8/25/2010	12,000,000	12,000,000
0.34%, 10/15/2010	10,000,000	10,000,000
0.46%, 4/26/2011	20,000,000	20,000,000
Commonwealth Bank of Australia, 144A, 0.557%, 1/3/2011	12,000,000	12,000,000
Intesa Sanpaolo SpA:
0.315%, 9/24/2010	15,500,000	15,500,000
0.315%, 10/18/2010	11,800,000	11,799,614
JPMorgan Chase Bank NA, 0.325%, 5/31/2011	11,500,000	11,500,000
National Australia Bank Ltd., 144A, 0.356%, 1/27/2011	8,000,000	8,000,000
Natixis:
0.39%, 12/14/2010	9,000,000	9,000,000
0.575%, 11/1/2010	19,000,000	19,000,000
Rabobank Nederland NV:
0.322%, 11/22/2010	10,000,000	10,000,000
0.342%, 3/11/2011	16,000,000	16,000,000
144A, 0.435%, 6/16/2011	12,000,000	12,000,000
144A, 1.781%, 4/7/2011	55,000,000	55,000,000
Royal Bank of Canada:
0.328%, 2/24/2011	6,000,000	6,000,000
0.465%, 11/24/2010	12,000,000	12,000,000
Standard Chartered Bank, 0.44%, 10/28/2010	25,000,000	25,000,000
Toronto-Dominion Bank, 0.347%, 2/4/2011	12,500,000	12,500,000
Westpac Banking Corp.:
0.3%, 1/10/2011	12,200,000	12,200,000
0.38%, 3/15/2011	4,500,000	4,499,424
144A, 0.39%, 12/13/2010	20,000,000	20,000,000
0.507%, 4/14/2011	18,000,000	18,000,000

Total Short Term Notes (Cost $447,500,418)		447,500,418
Supranational 0.5%
Inter-American Development Bank, 0.34% **, 8/16/2010 (Cost $11,998,300)	12,000,000	11,998,300
Government & Agency Obligations 10.9%
Other Government Related 0.9%
General Electric Capital Corp., FDIC Guaranteed, 1.167% *, 12/9/2010	20,820,000	20,879,734
US Government Sponsored Agencies 7.9%
Federal Home Loan Bank:
0.27%, 10/29/2010	5,535,000	5,534,542
0.4%, 1/4/2011	6,000,000	5,999,606
0.43%, 2/22/2011	4,500,000	4,500,033
0.5%, 10/18/2010	8,000,000	8,002,153
0.54%, 5/24/2011	4,400,000	4,400,285
Federal Home Loan Mortgage Corp.:
0.185% **, 8/16/2010	18,000,000	17,998,537
0.188% **, 8/17/2010	9,000,000	8,999,200
0.233% **, 9/1/2010	12,000,000	11,997,520
0.277% **, 10/26/2010	11,500,000	11,492,308
0.328% **, 12/7/2010	7,000,000	6,991,787
4.125%, 10/18/2010	12,000,000	12,097,578
Federal National Mortgage Association:
0.108% **, 8/2/2010	18,000,000	17,999,895
0.218% **, 11/15/2010	12,500,000	12,491,903
0.248% **, 12/13/2010	24,000,000	23,977,667
0.277% **, 11/1/2010	11,000,000	10,992,129
0.298% **, 1/18/2011	10,000,000	9,985,833
0.367% **, 12/1/2010	15,000,000	14,981,192

		188,442,168
US Treasury Obligations 2.1%
US Treasury Notes:
0.875%, 5/31/2011	24,000,000	24,099,300
2.375%, 8/31/2010	10,000,000	10,016,413
4.5%, 11/15/2010	5,000,000	5,059,874
4.5%, 2/28/2011	9,000,000	9,213,505

		48,389,092

Total Government & Agency Obligations (Cost $257,710,994)		257,710,994
Repurchase Agreements 16.8%
Banc of America Securities LLC, 0.21%, dated 7/30/2010, to be repurchased at $144,074,216 on 8/2/2010 (a)	144,071,695	144,071,695
BNP Paribas, 0.21%, dated 7/30/2010, to be repurchased at $83,344,459 on 8/2/2010 (b)	83,343,000	83,343,000
JPMorgan Securities, Inc., 0.20%, dated 7/30/2010, to be repurchased at $50,330,602 on 8/2/2010 (c)	50,329,763	50,329,763
The Goldman Sachs & Co., 0.21%, dated 7/30/2010, to be repurchased at $122,002,135 on 8/2/2010 (d)	122,000,000	122,000,000

Total Repurchase Agreements (Cost $399,744,458)		399,744,458

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,365,907,170) †	99.6	2,365,907,170
Other Assets and Liabilities, Net	0.4	9,772,199

Net Assets	100.0	2,375,679,369

For information on the Portfolio's policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

*
These securities are shown at their current rate as of July 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $2,365,907,170.
(a)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
138,945,000	Federal Home Loan Bank	0.625	8/2/2010-2/15/2012	139,014,917
7,956,000	Federal National Mortgage Association	Zero Coupon	4/26/2011	7,938,497

Total Collateral Value	146,953,414

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
14,815,000	Federal Home Loan Bank	0.4-4.875	12/28/2010-5/17/2017	15,487,811
17,725,615	Federal Home Loan Mortgage Corp.	4.0-6.875	9/15/2010-4/1/2040	18,735,105
43,934,428	Federal National Mortgage Association	4.0-7.0	11/15/2011-7/1/2040	47,549,464
3,071,897	Government National Mortgage Association	4.5-5.55	4/15/2040-6/15/2051	3,238,447

Total Collateral Value	85,010,827

(c)	Collateralized by $48,622,037 Federal Home Loan Mortgage Corp., with various coupon rates from 3.602-5.0%, with various maturity dates of 12/15/2023-3/15/2038 with a value of $51,336,424.

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
102,813,054	Federal National Mortgage Association	4.5	3/25/2036	102,364,378
19,956,434	Government National Mortgage Association	6.25	12/20/2039	22,075,623

Total Collateral Value	124,440,001

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2010 in valuing the Portfolio's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(e)	$—	$1,966,162,712	$—	$1,966,162,712
Repurchase Agreements	—	399,744,458	—	399,744,458
Total	$—	$2,365,907,170	$—	$2,365,907,170

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended July 31, 2010.
(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Money Market Portfolio, a series of Cash Account Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 24, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 24, 2010